ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule components of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
Salary and welfare payable	6,748	5,095
Accrued expenses	4,087	2,903
Payables for purchase of property, plant and equipment	227	93
Payables for purchase of educational merchandise	2,049	1,678
Other tax payable	321	1,189
Others	2,239	2,732
	15,671	13,690